Income Taxes (Tables)	12 Months Ended
Jul. 01, 2017
Income Tax Disclosure [Abstract]
Components of Income Tax Provision (Benefit)
The provisions for income taxes, computed by applying the U.S. statutory rate to income before taxes, as reconciled to the actual provisions were:

	Fiscal Year Ended
	July 1, 2017		July 2, 2016		June 27, 2015
	Amount	Percentage	Amount	Percentage	Amount	Percentage
	(millions)
Income before provision for income taxes:
United States	$365.5	48.2%	$357.5	57.1%	$361.2	59.1%
Foreign	393.5	51.8	269.1	42.9	250.4	40.9
Total income before provision for income taxes	$759.0	100.0%	$626.6	100.0%	$611.6	100.0%

Tax expense at U.S. statutory rate	$265.7	35.0%	$219.3	35.0%	$214.0	35.0%
State taxes, net of federal benefit	15.1	2.0	11.2	1.8	26.4	4.3
Effects of foreign operations	(86.7)	(11.4)	(53.7)	(8.6)	(79.7)	(13.0)
Effects of foreign tax credits and acquisition reorganization	(12.3)	(1.6)	(19.6)	(3.1)	9.3	1.5
Other, net	(13.8)	(1.9)	8.9	1.4	39.2	6.4
Taxes at effective worldwide rates	$168.0	22.1%	$166.1	26.5%	$209.2	34.2%
Current and deferred tax provision (benefit) was:

	Fiscal Year Ended
	July 1, 2017		July 2, 2016		June 27, 2015
	Current	Deferred	Current	Deferred	Current	Deferred
	(millions)
Federal	$42.9	$56.4	$145.8	$(52.0)	$142.9	$10.5
Foreign	39.7	7.4	46.8	2.2	9.8	13.8
State	7.4	14.2	25.8	(2.5)	35.0	(2.8)
Total current and deferred tax provision (benefit)	$90.0	$78.0	$218.4	$(52.3)	$187.7	$21.5

Components of Deferred Tax Assets and Liabilities
The components of deferred tax assets and liabilities were:

	July 1, 2017	July 2, 2016
	(millions)
Share-based compensation	$64.8	$68.5
Reserves not deductible until paid	39.2	54.1
Deferred rent	22.7	27.9
Employee benefits	40.9	48.3
Basis difference in foreign investments	1.1	21.5
Net operating loss	199.2	176.7
Other	10.4	4.2
Prepaid expenses	0.6	0.8
Property and equipment	—	34.3
Inventory	21.6	15.5
Gross deferred tax assets	400.5	451.8
Valuation allowance	196.1	173.4
Deferred tax assets after valuation allowance	$204.4	$278.4

Goodwill	82.6	88.2
Property and equipment	8.4	—
Other	6.2	(1.3)
Gross deferred tax liabilities	97.2	86.9
Net deferred tax assets	$107.2	$191.5

Consolidated Balance Sheets Classification
Deferred income taxes – noncurrent asset	170.5	248.8
Deferred income taxes – noncurrent liability (included within "Other Liabilities")	(63.3)	(57.3)
Net deferred tax asset	$107.2	$191.5

Unrecognized Tax Benefits Reconciliation
A reconciliation of the beginning and ending gross amount of unrecognized tax benefits is as follows:

	July 1, 2017	July 2, 2016	June 27, 2015
	(millions)
Balance at beginning of fiscal year	$138.6	$168.1	$170.7
Gross increase due to tax positions related to prior periods	2.7	25.5	5.4
Gross decrease due to tax positions related to prior periods	(2.7)	(4.4)	(1.1)
Gross increase due to tax positions related to current period	8.1	8.7	16.5
Decrease due to lapse of statutes of limitations	(39.5)	(59.0)	(21.1)
Decrease due to settlements with taxing authorities	(13.1)	(0.3)	(2.3)
Balance at end of fiscal year	$94.1	$138.6	$168.1